Sterling Capital Behavioral Small Cap Value Equity Fund
1
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 99.0%
Aerospace & Defense — 0.2%
3,220
Textron, Inc. .....................
$ 196,645
Air Freight & Logistics — 1.2%
15,470
Air Transport Services Group, Inc.(a) ....
444,453
11,813
Atlas Air Worldwide Holdings, Inc.(a) ...
728,980
1,173,433
Airlines — 0.7%
7,000
Alaska Air Group, Inc.(a) ............
280,350
24,790
Hawaiian Holdings, Inc.(a) ...........
354,745
635,095
Automobiles — 0.3%
9,030
Harley-Davidson, Inc. ...............
285,890
Banks — 17.1%
7,590
1st Source Corp. ..................
344,586
12,720
Ameris Bancorp ...................
511,090
25,880
Associated Banc-Corp ..............
472,569
20,820
Banc of California, Inc. .............
366,848
13,036
Bank OZK .......................
489,241
14,660
BankUnited, Inc. ..................
521,456
14,450
Byline Bancorp, Inc. ...............
343,910
13,590
Cathay General Bancorp .............
532,048
8,730
Community Trust Bancorp, Inc. ........
353,041
14,305
ConnectOne Bancorp, Inc. ...........
349,757
25,290
CrossFirst Bankshares, Inc.(a) .........
333,828
15,149
Customers Bancorp, Inc.(a) ...........
513,551
8,830
Eagle Bancorp, Inc. ................
418,630
42,538
First BanCorp ....................
549,166
13,907
First Financial Corp. ................
618,861
16,260
Flushing Financial Corp. .............
345,688
26,410
FNB Corp. ......................
286,813
32,210
Fulton Financial Corp. ..............
465,435
6,330
Great Southern Bancorp, Inc. .........
370,685
13,550
Hancock Whitney Corp. .............
600,672
19,510
Hanmi Financial Corp. ..............
437,804
9,787
HomeStreet, Inc. ..................
339,315
55,342
Hope Bancorp, Inc. ................
765,933
21,194
Horizon Bancorp, Inc. ..............
369,199
14,144
Independent Bank Corp. .............
272,696
10,260
Mercantile Bank Corp. ..............
327,807
12,900
Midland States Bancorp, Inc. .........
310,116
20,030
OceanFirst Financial Corp. ...........
383,174
18,162
OFG Bancorp ....................
461,315
25,710
Old Second Bancorp, Inc. ............
344,000
10,890
Peapack-Gladstone Financial Corp. .....
323,433
8,464
Popular, Inc. .....................
651,136
13,070
Premier Financial Corp. .............
331,325
14,693
QCR Holdings, Inc. ................
793,275
13,710
RBB Bancorp ....................
283,386
13,009
Synovus Financial Corp. .............
468,974
14,150
Univest Financial Corp. .............
359,976
6,101
Zions Bancorp NA .................
310,541
16,321,280
Shares Fair Value
COMMON STOCKS — (continued)
Beverages — 0.5%
803
Coca-Cola Consolidated, Inc. .........
$ 452,812
Building Products — 1.5%
4,460
Builders FirstSource, Inc.(a) ..........
239,502
10,160
Insteel Industries, Inc. ...............
342,087
6,256
Owens Corning ...................
464,883
4,920
UFP Industries, Inc. ................
335,249
1,381,721
Chemicals — 1.7%
10,250
AdvanSix, Inc. ....................
342,760
3,839
CF Industries Holdings, Inc. ..........
329,117
11,664
Mosaic Co. (The) ..................
550,891
3,652
Westlake Corp. ...................
357,969
1,580,737
Commercial Services & Supplies — 1.2%
44,210
CoreCivic, Inc.(a) ..................
491,173
55,550
GEO Group, Inc. (The)(a) ............
366,630
11,310
Heritage-Crystal Clean, Inc.(a) ........
304,918
1,162,721
Communications Equipment — 0.3%
3,060
Lumentum Holdings, Inc.(a) ..........
243,025
Construction & Engineering — 0.3%
11,840
Sterling Infrastructure, Inc.(a) .........
259,533
Consumer Finance — 2.0%
12,210
Ally Financial, Inc. .................
409,157
6,940
Encore Capital Group, Inc.(a) .........
400,924
12,400
Enova International, Inc.(a) ...........
357,368
5,140
Nelnet, Inc., Class A ................
438,185
17,390
SLM Corp. ......................
277,196
1,882,830
Diversified Consumer Services — 1.0%
8,570
H&R Block, Inc. ..................
302,692
32,540
Perdoceo Education Corp.(a) ..........
383,321
6,350
Stride, Inc.(a) .....................
259,017
945,030
Diversified Financial Services — 0.7%
12,260
A-Mark Precious Metals, Inc. .........
395,385
5,130
Voya Financial, Inc. ................
305,389
700,774
Diversified Telecommunication Services — 1.0%
16,490
EchoStar Corp., Class A(a) ...........
318,257
49,110
Liberty Latin America, Ltd., Class C(a) ..
382,567
25,390
Lumen Technologies, Inc. ............
277,005
977,829
Electric Utilities — 1.9%
8,900
ALLETE, Inc. ....................
523,142
8,580
OGE Energy Corp. .................
330,845
9,682
Otter Tail Corp. ...................
649,953

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Electric Utilities — (continued)
4,530
Pinnacle West Capital Corp. ..........
$ 331,233
1,835,173
Electrical Equipment — 0.8%
3,178
Atkore, Inc.(a) ....................
263,806
4,260
Encore Wire Corp. .................
442,699
706,505
Electronic Equipment, Instruments &
Components — 2.5%
11,120
CTS Corp. .......................
378,636
3,925
Jabil, Inc. .......................
200,999
21,050
Knowles Corp.(a) ..................
364,796
12,508
Sanmina Corp.(a) ..................
509,451
32,628
TTM Technologies, Inc.(a) ...........
407,850
27,030
Vishay Intertechnology, Inc. ..........
481,675
2,343,407
Energy Equipment & Services — 0.4%
3,088
Nabors Industries, Ltd.(a) ............
413,483
Equity Real Estate Investment Trusts (REITs)
— 8.4%
21,940
Acadia Realty Trust ................
342,703
19,510
Alexander & Baldwin, Inc. ...........
350,205
37,180
Apple Hospitality REIT, Inc. ..........
545,431
8,400
Cousins Properties, Inc. .............
245,532
6,200
CTO Realty Growth, Inc. ............
378,944
51,750
DiamondRock Hospitality Co.(a) .......
424,867
6,490
EPR Properties ...................
304,576
23,592
Essential Properties Realty Trust, Inc. ...
506,992
67,090
Franklin Street Properties Corp. .......
279,765
4,940
Kilroy Realty Corp. ................
258,510
29,499
Kimco Realty Corp. ................
583,195
17,868
Medical Properties Trust, Inc. .........
272,844
6,891
National Retail Properties, Inc. ........
296,313
10,210
Omega Healthcare Investors, Inc. .......
287,820
19,790
Park Hotels & Resorts, Inc. ...........
268,550
27,480
Piedmont Office Realty Trust, Inc., Class A
360,538
10,874
PotlatchDeltic Corp. ................
480,522
4,700
Regency Centers Corp. ..............
278,757
4,630
SL Green Realty Corp. ..............
213,675
9,690
STORE Capital Corp. ...............
252,715
18,455
VICI Properties, Inc. ...............
549,774
33,210
Whitestone REIT ..................
357,008
7,839,236
Food & Staples Retailing — 2.0%
10,370
Albertsons Cos., Inc., Class A .........
277,087
28,166
SpartanNash Co. ..................
849,768
18,297
Sprouts Farmers Market, Inc.(a) .......
463,280
7,530
United Natural Foods, Inc.(a) .........
296,682
1,886,817
Food Products — 0.2%
6,070
Pilgrim's Pride Corp.(a) .............
189,566
Shares Fair Value
COMMON STOCKS — (continued)
Gas Utilities — 0.8%
3,190
Atmos Energy Corp. ................
$ 357,599
6,010
National Fuel Gas Co. ..............
396,960
320
ONE Gas, Inc. ....................
25,981
780,540
Health Care Equipment & Supplies — 1.8%
15,180
Avanos Medical, Inc.(a) .............
415,021
7,348
Envista Holdings Corp.(a) ............
283,192
9,920
Meridian Bioscience, Inc.(a) ..........
301,766
3,120
QuidelOrtho Corp.(a) ...............
303,202
17,110
Varex Imaging Corp.(a) .............
365,983
1,669,164
Health Care Providers & Services — 4.4%
5,013
Acadia Healthcare Co., Inc.(a) .........
339,029
22,410
AdaptHealth Corp.(a) ...............
404,276
3,381
AMN Healthcare Services, Inc.(a) ......
370,930
4,275
DaVita, Inc.(a) ....................
341,829
3,893
Ensign Group, Inc. (The) ............
286,019
7,120
Fulgent Genetics, Inc.(a) .............
388,254
4,350
Henry Schein, Inc.(a) ...............
333,819
112
ModivCare, Inc.(a) .................
9,464
1,230
Molina Healthcare, Inc.(a) ...........
343,920
8,050
Premier, Inc., Class A ...............
287,224
10,684
Tenet Healthcare Corp.(a) ............
561,551
2,440
U.S. Physical Therapy, Inc. ...........
266,448
2,730
Universal Health Services, Inc., Class B ..
274,938
4,207,701
Health Care Technology — 0.8%
10,977
Computer Programs & Systems, Inc.(a) ..
350,935
16,658
HealthStream, Inc.(a) ...............
361,645
712,580
Hotels, Restaurants & Leisure — 0.3%
8,290
Dave & Buster's Entertainment, Inc.(a) ..
271,746
Household Durables — 1.6%
4,890
Ethan Allen Interiors, Inc. ............
98,827
7,800
PulteGroup, Inc. ...................
309,114
19,260
Taylor Morrison Home Corp.(a) .......
449,914
4,720
Toll Brothers, Inc. .................
210,512
25,630
TRI Pointe Homes, Inc.(a) ...........
432,378
1,500,745
Independent Power and Renewable Electricity
Producers — 0.6%
8,920
Brookfield Renewable Corp., Class A ...
317,641
12,620
Vistra Corp. ......................
288,367
606,008
Insurance — 3.3%
10,430
Argo Group International Holdings, Ltd. .
384,450
6,920
Assured Guaranty, Ltd. ..............
386,067
6,250
Axis Capital Holdings, Ltd. ...........
356,813
7,006
Brighthouse Financial, Inc.(a) .........
287,386

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Insurance — (continued)
1,180
Everest Re Group, Ltd. ..............
$ 330,730
124,980
Genworth Financial, Inc., Class A(a) ....
441,179
280
Lincoln National Corp. ..............
13,096
13,670
Old Republic International Corp. .......
305,661
2,270
RenaissanceRe Holdings, Ltd. .........
354,960
8,690
Unum Group .....................
295,634
3,155,976
Interactive Media & Services — 0.6%
27,970
Eventbrite, Inc., Class A(a) ...........
287,252
9,094
Yelp, Inc.(a) ......................
252,540
539,792
IT Services — 0.7%
10,700
Bread Financial Holdings, Inc. ........
396,542
14,420
International Money Express, Inc.(a) ....
295,177
691,719
Leisure Products — 0.0%
650
Vista Outdoor, Inc.(a) ...............
18,135
Marine — 1.7%
6,380
Eagle Bulk Shipping, Inc. ............
330,995
21,306
Genco Shipping & Trading, Ltd. .......
411,632
11,714
Matson, Inc. .....................
853,716
1,596,343
Media — 1.1%
32,290
Altice USA, Inc., Class A(a) ..........
298,682
4,173
Interpublic Group of Cos., Inc. (The) ....
114,883
2,199
Nexstar Media Group, Inc., Class A .....
358,173
14,710
Sinclair Broadcast Group, Inc., Class A ..
300,084
1,071,822
Metals & Mining — 1.9%
3,940
Steel Dynamics, Inc. ................
260,631
47,990
SunCoke Energy, Inc. ...............
326,812
26,921
TimkenSteel Corp.(a) ...............
503,692
12,020
U.S. Steel Corp. ...................
215,278
16,730
Warrior Met Coal, Inc. ..............
512,105
1,818,518
Mortgage Real Estate Investment Trusts (REITs)
— 2.0%
26,170
Ares Commercial Real Estate Corp. .....
320,059
24,870
Blackstone Mortgage Trust, Inc., Class A .
688,153
20,640
KKR Real Estate Finance Trust, Inc. ....
360,168
30,230
New Residential Investment Corp. ......
281,744
25,076
Ready Capital Corp. ................
298,906
1,949,030
Multiline Retail — 1.2%
1,650
Dillard's, Inc., Class A ..............
363,941
28,470
Macy's, Inc. ......................
521,570
11,570
Nordstrom, Inc. ...................
244,474
1,129,985
Shares Fair Value
COMMON STOCKS — (continued)
Multi-Utilities — 1.7%
13,240
Avista Corp. .....................
$ 576,072
6,620
Black Hills Corp. ..................
481,738
9,870
NorthWestern Corp. ................
581,639
1,639,449
Oil, Gas & Consumable Fuels — 4.3%
71,070
Centennial Resource Development, Inc.,
Class A(a) .....................
424,999
34,900
CNX Resources Corp.(a) ............
574,454
2,460
Laredo Petroleum, Inc.(a) ............
169,592
23,420
Marathon Oil Corp. ................
526,482
26,260
Murphy Oil Corp. .................
792,789
2,890
Oasis Petroleum, Inc. ...............
351,569
8,728
PDC Energy, Inc. ..................
537,732
14,243
SM Energy Co. ...................
486,968
15,200
Talos Energy, Inc.(a) ................
235,144
4,099,729
Paper & Forest Products — 0.3%
5,420
Louisiana-Pacific Corp. .............
284,062
Pharmaceuticals — 3.6%
60,844
Amneal Pharmaceuticals, Inc.(a) .......
193,484
19,376
Amphastar Pharmaceuticals, Inc.(a) .....
674,091
15,230
Corcept Therapeutics, Inc.(a) ..........
362,169
19,140
Innoviva, Inc.(a) ...................
282,506
1,872
Jazz Pharmaceuticals PLC(a) .........
292,051
8,530
Organon & Co. ...................
287,888
9,789
Prestige Consumer Healthcare, Inc.(a) ...
575,593
15,330
Supernus Pharmaceuticals, Inc.(a) ......
443,344
27,040
Viatris, Inc. ......................
283,109
3,394,235
Professional Services — 0.7%
3,778
CRA International, Inc. ..............
337,451
1,880
Forrester Research, Inc.(a) ...........
89,939
8,300
Heidrick & Struggles International, Inc. ..
268,588
695,978
Real Estate Management & Development
— 3.3%
40,381
Anywhere Real Estate, Inc.(a) .........
396,945
15,720
Cushman & Wakefield PLC(a) ........
239,573
28,628
Forestar Group, Inc.(a) ..............
391,917
4,570
Howard Hughes Corp. (The)(a) ........
310,989
2,112
Jones Lang LaSalle, Inc.(a) ...........
369,304
25,210
Kennedy-Wilson Holdings, Inc. ........
477,478
39,312
Newmark Group, Inc., Class A ........
380,147
12,340
RE/MAX Holdings, Inc., Class A ......
302,577
9,940
RMR Group, Inc. (The), Class A .......
281,799
3,150,729
Road & Rail — 1.6%
10,028
ArcBest Corp. ....................
705,670
14,790
Covenant Logistics Group, Inc. ........
371,081
29,620
Daseke, Inc.(a) ....................
189,272

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Road & Rail — (continued)
5,490
Knight-Swift Transportation Holdings, Inc.
$ 254,132
1,520,155
Semiconductors & Semiconductor Equipment
— 2.8%
8,820
Alpha & Omega Semiconductor, Ltd.(a) ..
294,059
34,333
Amkor Technology, Inc. .............
581,944
5,440
Axcelis Technologies, Inc.(a) ..........
298,330
23,880
Photronics, Inc.(a) .................
465,182
30,198
Rambus, Inc.(a) ...................
648,955
22,502
SMART Global Holdings, Inc.(a) ......
368,358
2,656,828
Specialty Retail — 4.7%
3,040
Asbury Automotive Group, Inc.(a) ......
514,794
5,109
AutoNation, Inc.(a) ................
570,982
8,310
Buckle, Inc. (The) .................
230,104
10,620
Caleres, Inc. .....................
278,669
21,580
Designer Brands, Inc., Class A ........
281,835
5,900
Genesco, Inc.(a) ...................
294,469
3,080
Group 1 Automotive, Inc. ............
522,984
1,000
Lithia Motors, Inc. .................
274,810
7,279
MarineMax, Inc.(a) ................
262,917
1,650
Murphy USA, Inc. .................
384,236
2,670
Penske Automotive Group, Inc. ........
279,522
9,742
Signet Jewelers, Ltd. ................
520,807
4,416,129
Textiles, Apparel & Luxury Goods — 0.7%
16,950
G-III Apparel Group, Ltd.(a) ..........
342,898
3,620
Oxford Industries, Inc. ..............
321,239
664,137
Thrifts & Mortgage Finance — 2.9%
13,950
Essent Group, Ltd. .................
542,655
3,830
Federal Agricultural Mortgage Corp., Class
C ............................
374,000
20,670
MGIC Investment Corp. .............
260,442
14,791
Mr Cooper Group, Inc.(a) ............
543,421
28,790
Radian Group, Inc. .................
565,723
11,050
TrustCo Bank Corp. NY .............
340,782
2,627,023
Tobacco — 0.4%
37,860
Vector Group, Ltd. .................
397,530
Trading Companies & Distributors — 3.0%
5,770
BlueLinx Holdings, Inc.(a) ...........
385,494
13,480
Boise Cascade Co. .................
801,925
17,216
Rush Enterprises, Inc., Class A ........
829,811
13,791
Titan Machinery, Inc.(a) .............
309,056
4,530
Veritiv Corp.(a) ...................
491,732
2,818,018
Shares Fair Value
COMMON STOCKS — (continued)
Wireless Telecommunication Services — 0.3%
11,050
U.S. Cellular Corp.(a) ...............
$ 320,008
Total Common Stocks
(Cost $89,272,884) ............... 93,817,356
WARRANTS — 0.1%
Energy Equipment & Services — 0.1%
2,227
Nabors Industries, Ltd., 06/11/2026(a) ...
71,219
Total Warrants
(Cost $–) ...................... 71,219
MONEY MARKET FUND — 0.8%
715,384
Federated Treasury Obligations Fund,
Institutional Shares, 1.37%(b) .......
715,384
Total Money Market Fund
(Cost $715,384) ................. 715,384
Total Investments — 99.9%
(Cost $89,988,268) ............................ 94,603,959
Net Other Assets (Liabilities) — 0.1% ............... 89,267
NET ASSETS — 100.0% .......................
$ 94,693,226
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund
June 30, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Small Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund — (continued)
June 30, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral Small Cap Value Equity Fund ... $ 94,603,959(a) $ — $ — $ 94,603,959
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.